NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	$ (693)	$ (650)	$ 44,229
Net (loss) attributable to non-controlling interest	(11)	(43)	(55)
Purchase of non-controlling interest pursuant to Share Exchange Agreement		(44,824)
Non-controlling interest, at ending	(704)	(693)	(650)
IOX [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning			44,701
Net (loss) attributable to non-controlling interest			123
Purchase of non-controlling interest pursuant to Share Exchange Agreement			(44,824)
Non-controlling interest, at ending
Saugatuck [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	(693)	(650)	(472)
Net (loss) attributable to non-controlling interest	(11)	(43)	(178)
Purchase of non-controlling interest pursuant to Share Exchange Agreement
Non-controlling interest, at ending	$ (704)	$ (693)	$ (650)